Derivative Financial Instruments and Hedge Accounting - Summary Of Derivative Financial Instruments (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Fair Value Hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount		₩ 8,627,569	₩ 10,320,120
Assets		94,480	84,592
Liabilities		125,200	181,894
Changes in fair value		(60,612)	(192,297)
Cash Flow Hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount		12,305,833	9,751,593
Assets		335,205	691,304
Liabilities		418,873	187,596
Changes in fair value		(485,465)	343,079
Hedge of Net Investments in Foreign Operations
Disclosure of detailed information about hedging instruments [line items]
Notional amount		2,214,785	2,093,031
Assets		0	0
Liabilities		2,205,916	2,081,464
Changes in fair value		46,601	(253,679)
Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		532,638,170	605,459,204
Assets		7,748,371	10,954,871
Liabilities		7,687,305	11,409,695
Forwards | Cash Flow Hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount		3,947,019	1,705,449
Assets		37,218	179,580
Liabilities		234,722	8
Changes in fair value		(314,412)	75,162
Forwards | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		24,101,504	18,253,487
Assets		963,680	577,037
Liabilities		629,846	736,622
Futures | Fair Value Hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount		1,007,300	720,000
Assets		0	0
Liabilities		0	0
Changes in fair value		21,890	1,787
Futures | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount	[1]	5,703,719	6,388,783
Assets	[1]	458	1,178
Liabilities	[1]	1,340	5,407
Swaps | Fair Value Hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount		5,336,065	7,648,200
Assets		89,917	84,530
Liabilities		17,610	62,666
Changes in fair value		(16,491)	(3,658)
Swaps | Cash Flow Hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount		2,849,228	2,988,310
Assets		25,753	48,738
Liabilities		13,343	5,760
Changes in fair value		(28,878)	(10,122)
Swaps | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		266,475,478	334,595,285
Assets		447,025	405,611
Liabilities		632,389	552,316
Options | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		6,376,000	7,108,100
Assets		185,054	152,220
Liabilities		149,207	146,648
Interest rate | Fair Value Hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount		6,343,365	8,368,200
Assets		89,917	84,530
Liabilities		17,610	62,666
Changes in fair value		5,399	(1,871)
Interest rate | Cash Flow Hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount		6,796,247	4,693,759
Assets		62,971	228,318
Liabilities		248,065	5,768
Changes in fair value		(343,290)	65,040
Interest rate | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		302,656,701	366,345,655
Assets		1,596,217	1,136,046
Liabilities		1,412,782	1,440,993
Forwards | Fair Value Hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount		2,284,204	1,951,920
Assets		4,563	62
Liabilities		107,590	119,228
Changes in fair value		(66,011)	(190,426)
Forwards | Hedge of Net Investments in Foreign Operations
Disclosure of detailed information about hedging instruments [line items]
Notional amount		11,479	15,876
Assets		0	0
Liabilities		2,911	4,309
Changes in fair value		1,398	998
Forwards | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		137,979,537	136,815,645
Assets		3,320,819	5,848,876
Liabilities		1,774,894	3,326,427
Debentures in foreign currencies | Hedge of Net Investments in Foreign Operations
Disclosure of detailed information about hedging instruments [line items]
Notional amount		2,203,306	2,077,155
Assets		0	0
Liabilities		2,203,005	2,077,155
Changes in fair value		45,203	(254,677)
Futures | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount	[1]	825,744	723,795
Assets	[1]	728	1,694
Liabilities	[1]	20	234
Swaps | Cash Flow Hedge
Disclosure of detailed information about hedging instruments [line items]
Notional amount		5,509,586	5,057,834
Assets		272,234	462,986
Liabilities		170,808	181,828
Changes in fair value		(142,175)	278,039
Swaps | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		70,367,044	82,498,194
Assets		2,316,840	3,587,141
Liabilities		3,679,947	5,960,622
Options | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		1,741,288	1,999,773
Assets		10,700	23,808
Liabilities		11,361	25,374
Currency | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		210,913,613	222,037,407
Assets		5,649,087	9,461,519
Liabilities		5,466,222	9,312,657
Futures | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount	[1]	3,577,413	2,151,606
Assets	[1]	396	3,260
Liabilities	[1]	6,881	7,963
Swaps | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		6,129,959	4,963,174
Assets		237,117	278,278
Liabilities		380,095	156,825
Options | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		2,518,452	2,641,003
Assets		209,753	15,331
Liabilities		162,989	171,368
Stock and index | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		12,225,824	9,755,783
Assets		447,266	296,869
Liabilities		549,965	336,156
Swaps | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		5,265,645	4,797,110
Assets		35,971	37,123
Liabilities		26,470	27,397
Credit | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		5,265,645	4,797,110
Assets		35,971	37,123
Liabilities		26,470	27,397
Futures | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount	[1]	81,631	42,764
Assets	[1]	1,056	1,191
Liabilities	[1]	1,949	1,012
Swaps | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		568,778	1,297,183
Assets		10,572	12,390
Liabilities		10,185	11,781
Options | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		101,737	292,290
Assets		3,072	3,018
Liabilities		3,109	3,130
Commodity | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		752,146	1,632,237
Assets		14,700	16,599
Liabilities		15,243	15,923
Others | Held For Trading
Disclosure of detailed information about hedging instruments [line items]
Notional amount		824,241	891,012
Assets		5,130	6,715
Liabilities		₩ 216,623	₩ 276,569

[1]	Gains or losses arising from some daily mark-to-market futures are reflected in the margin accounts.